SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 8 – SUBSEQUENT EVENTS

●	On May 11, 2026, the Company entered into two separate Securities Purchase Agreements (collectively, the “May 2026 SPAs”) with two accredited investors, pursuant to which the Company issued and sold, in private placement transactions, an aggregate of 210,526 shares of the Company’s Common Stock at a per-share purchase price of $0.95, together with Common Warrants to purchase an aggregate of 252,630 shares of Common Stock, representing 120% of the Shares issued, at an exercise price of $1.45 per share, exercisable immediately and expiring five (5) years from the date of issuance. The Company received aggregate gross proceeds of $200,000 from the transactions. The Shares, the Common Warrants and the shares of Common Stock issuable upon exercise of the Common Warrants were issued in relianceMake sure y upon the exemptions from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”), and Rule 506 of Regulation D promulgated thereunder.
●	On May 11, 2026, the Company issued an unsecured convertible promissory note in the principal amount of $151,800, receiving $125,000 in cash proceeds after an original issue discount. The note carries a 12% one-time interest charge, matures in 12 months, and requires scheduled amortization payments beginning on October 30, 2026.

In accordance with ASC 855 “Subsequent Events” the Company evaluated subsequent events through the date the consolidated financial statements were issued. The Company concluded that no other subsequent events have occurred that would require recognition or disclosure in the consolidated financial statements.

NOTE 14  -   SUBSEQUENT EVENTS

A.	On December 31, 2025, January 5, 2026, and January 6, 2026, the Company entered into three separate securities purchase transactions pursuant to which it issued three promissory notes to three accredited investors, as summarized below. Each transaction was entered into in reliance upon exemptions from registration under the Securities Act of 1933, as amended.
●	On December 31, 2025, the Company issued an unsecured promissory note for $94,300, providing $82,000 in proceeds and contemplating future tranches of up to $2,000,000. The note bears a 12% one-time interest charge, matures on October 30, 2026, and is repayable in five scheduled installments beginning June 30, 2026, with an optional 180-day prepayment period at specified discounts. In the event of a default, the holder may convert outstanding balances into common stock at a significant discount to market price and is entitled to liquidated damages and default interest rates of 150% to 175% of the outstanding obligations.
●	On January 5, 2026, the Company issued an unsecured convertible promissory note for $94,875, yielding $80,000 in net proceeds after an original issue discount. The note matures on January 5, 2027, carries a 10% one-time interest charge, and requires monthly amortization payments starting July 5, 2026. In the event of a default, the holder has the right to convert the outstanding balance into common stock at a 25% discount to the lowest trading price of the preceding 20 trading days, subject to a 4.99% beneficial ownership cap and potential 150% default payment provisions.
●	On January 6, 2026, the Company issued an unsecured convertible promissory note in the principal amount of $140,000, receiving $126,000 in cash proceeds after an original issue discount. The note carries a 12% one-time interest charge, matures in 12 months, and requires scheduled amortization payments beginning 60 days post-closing. The holder may convert the note into common stock at a 35% discount to market prices starting six months after issuance (or earlier upon default) and maintains a right to sweep 50% of subsequent financings over $500,000 toward repayment.
B.

In February 2026, the Company entered into two separate Securities Purchase Agreements (the “Agreements”) for the issuance of securities in private placement transactions, seeking to raise aggregate gross proceeds of up to $2,000,000. Under the terms of both Agreements, investors are purchasing units consisting of Common Stock at a purchase price of $0.60 per share, or Pre-Funded Warrants at a purchase price of $0.59995 per warrant (with an exercise price of $0.00005 per share) to comply with beneficial ownership limitations. In connection with these placements, the Company is also issuing Common Warrants exercisable for a number of shares equal to 120% of the purchased units at an exercise price of $1.00 per share, subject to standard anti-dilution adjustments. In accordance with ASC 855 “Subsequent Events” the Company evaluated subsequent events through the date the consolidated financial statements were issued. The Company concluded that no other subsequent events have occurred that would require recognition or disclosure in the consolidated financial statements.